Commitments	12 Months Ended
Mar. 31, 2018
Additional information [abstract]
Commitments
Commitments
Capital commitments
At March 31, the Group had approved, but not yet contracted, capital commitments for:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Property, plant and equipment	—	—	—
Intangible assets	56,406	58,036	63,670
	56,406	58,036	63,670

 At March 31, the Group had approved and contracted capital commitments for:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Property, plant and equipment	11,601	50,074	22,471
Intangible assets	17,046	24,726	33,234
	28,647	74,800	55,705

Capital commitments will be funded out of a mixture of working capital and cash and cash equivalents.
Operating leases
The Group leases various offices under operating lease agreements. The leases have various terms and escalation clauses and renewal rights.
The future minimum lease payments in respect of land and buildings under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Land and buildings
Within one year	12,324	15,201	19,896
One to five years	10,862	20,354	9,767
	23,186	35,555	29,663

The Group leases various office equipment and vehicles under non-cancellable operating lease agreements. The lease terms are between one and five years with annual escalations up to 10% per annum. The Group is required to give up to three months’ notice for the termination of these agreements.
The future minimum lease payments of office equipment and vehicles under non-cancellable operating leases are as follows:

	March 31, 2018 R’000	March 31, 2017 R’000	March 31, 2016 R’000

Office equipment
Within one year	716	853	874
One to five years	674	495	1,032
	1,390	1,348	1,906

Vehicles
Within one year	1,585	1,507	836
One to five years	1,617	1,626	167
	3,202	3,133	1,003

The lease expenditure charged to the income statement during the year is disclosed in note 23.